Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital / Owners' and Dropdown Predecessor Equity (USD $) In Thousands, unless otherwise specified		Total	Dropdown Predecessor Equity	Owner's Invested Equity	Common Units		Subordinated Units		General Partner		Accumulated Other Comprehensive Income (loss)	Total before Non- controlling interest	Non- controlling Interest
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2010		$ 376,940	$ 164,882	$ 156,588	$ 0		$ 0		$ 0		$ 0	$ 321,470	$ 55,470
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined Carve Out Net Income	[1]	23,450	0	20,741	0		0		0		0	20,741	2,709
Combined Carve Out Other Comprehensive Income		984	0	984	0		0		0		0	984	0
Movement in invested equity		(13,999)	0	(13,999)	0		0		0		0	(13,999)	0
Non-controlling interest dividend		(1,000)	0	0	0		0		0		0	0	(1,000)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Apr. 12, 2011		386,375	164,882	164,314	0		0		0		0	329,196	57,179
Increase (Decrease) in Partners' Capital [Roll Forward]
Non-controlling interest dividend		(1,399)	0	0	0		0		0		0	0	(1,399)
Dropdown Predecessor dividends		(24,336)	(24,336)	0	0		0		0		0	(24,336)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[1]	71,947	21,937	0	29,029		12,079		1,748		0	64,793	7,154
Other comprehensive income (loss)		(50)	(378)	0	0		0		0		328	(50)	0
Elimination of equity not transferred to the Partnership		39,666	24,810	14,856	0		0		0		0	39,666	0
Allocation of Partnership capital to unit holders		0	0	(179,170)	180,475		0		3,683		(4,988)	0	0
Net change in parent equity in Dropdown Predecessor		86,685	86,685	0	0		0		0		0	86,685	0
Dividends		(29,276)	0	0	(16,980)		(11,710)		(586)		0	(29,276)	0
Purchase of Golar Freeze from Golar LNG Limited		(231,579)	(231,330)	0	(249)		0		0		0	(231,579)	0
Allocation of Dropdown Predecessor equity		0	165,799	0	(162,112)		0		(3,308)		(379)	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011		298,033	208,069	0	30,163		369		1,537		(5,039)	235,099	62,934
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity		(53,572)	(53,572)	0	0		0		0		0	(53,572)	0
Non-controlling interest dividend		(1,799)	0	0	0		0		0		0	0	(1,799)
Dropdown Predecessor dividends		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[2]	127,141	28,015	0	53,998		31,655		2,750		0	116,418	10,723
Other comprehensive income (loss)		(3,950)	0	0	0		0		0		(3,950)	(3,950)	0
Elimination of equity not transferred to the Partnership		9,046	9,046	0	0		0		0		0	9,046	0
Dividends		(77,588)	0	0	(47,725)		(28,311)		(1,552)		0	(77,588)	0
Stock Issued During Period, Value, New Issues		401,851	0	0	393,814		0		8,037		0	401,851	0
Purchase of NR Satu from Golar (note 24(k))		(387,993)	(387,993)	0	0		0		0		0	(387,993)	0
Allocation of Dropdown Predecessor equity - NR Satu (note 24(k))		0	132,321	0	(129,671)		0		(2,650)		0	0	0
Purchase of Golar Grand from Golar (note 24(k))		(176,769)	(176,769)	0	0		0		0		0	(176,769)	0
Allocation of Dropdown Predecessor equity - Golar Grand (note 24(k))		0	133,739	0	(131,064)		0		(2,675)		0	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012		241,544	0	0	169,515		3,713		5,447		(8,989)	169,686	71,858
Increase (Decrease) in Partners' Capital [Roll Forward]
Non-controlling interest dividend		(10,604)	0	0	0		0		0		0	0	(10,604)
Dropdown Predecessor dividends		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		150,819	0	0	91,576	[2]	35,924	[2]	13,796	[2]	0	141,296	9,523
Other comprehensive income (loss)		6,595	0	0	0		0		0		6,595	6,595	0
Dividends	[3]	(119,875)	0	0	(81,096)		(32,737)		(6,042)		0	(119,875)	0
Stock Issued During Period, Value, New Issues		280,586	0	0	274,974		0		5,612		0	280,586	0
Contribution to equity	[4]	21,062	0	0	20,641		0		421		0	21,062	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013		$ 570,127	$ 0	$ 0	$ 475,610		$ 6,900		$ 19,234		$ (2,394)	$ 499,350	$ 70,777

[1]	The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 included within net income was $4.8 million.
[2]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[3]	This includes cash distributions to IDR holders for the year ended December 31, 2013 and 2012 of $3.7 million and $nil, respectively.
[4]	In June 2013, the Golar Winter and the Golar Grand were refinanced. We made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. The transaction to acquire the legal title of the vessels was between controlled entities, thus, the vessels continue to be recorded at their historical book values and the difference between the cash payment made and the carrying value of the vessels is an equity contribution. The contribution recognised was $21.1 million.